Schedule III - Real Estate Investments	12 Months Ended
Dec. 31, 2014
Schedule III Real Estate Investments [Abstract]
Schedule III Real Estate Investments

Gramercy Property Trust Inc.
SCHEDULE III
Real Estate Investments
(In thousands)

				Initial Costs			Gross Amount at Which Carried December 31, 2014
City	State	Acquisition Date	Encumbrances at December 31, 2014(1)	Land	Building and Improvements	Cost Capitalized Subsequent To Acquisition	Land	Building and Improvements	Total(3)	Accumulated Depreciation December 31, 2014	Average Depreciable Life
Industrial:
Greenwood	IN	11/20/2012	$7,777	$1,200	$12,002	$—	$1,200	$12,002	$13,202	$(726)	(2)
Greenfield	IN	11/20/2012	6,286	600	9,357	—	600	9,357	9,957	(536)	(2)
Olive Branch	MS	3/11/2013	—	2,250	18,891	35	2,250	18,926	21,176	(933)	(2)
Garland	TX	3/19/2013	—	2,200	6,081	1,109	2,200	7,190	9,390	(654)	(2)
East Brunswick	NJ	3/28/2013	—	5,700	4,626	63	5,700	4,689	10,389	(368)	(2)
Atlanta	GA	5/6/2013	—	1,700	4,949	735	1,700	5,684	7,384	(976)	(2)
Bellmawr	NJ	5/30/2013	—	540	2,992	—	540	2,992	3,532	(179)	(2)
Hialeah Gardens	FL	5/30/2013	—	4,839	1,437	19,914	4,839	21,351	26,190	(267)	(2)
Deer Park	NY	6/18/2013	—	1,596	1,926	—	1,596	1,926	3,522	(219)	(2)
Elkridge	MD	6/19/2013	—	2,589	3,034	—	2,589	3,034	5,623	(303)	(2)
Orlando	FL	6/26/2013	—	1,644	2,904	—	1,644	2,904	4,548	(325)	(2)
Houston	TX	6/26/2013	—	3,251	2,650	134	3,251	2,784	6,035	(541)	(2)
Logan	NJ	6/28/2013	—	1,070	9,603	—	1,070	9,603	10,673	(423)	(2)
Atlanta	GA	8/22/2013	—	224	3,150	—	224	3,150	3,374	(342)	(2)
Manassas	VA	9/5/2013	—	890	2,796	—	890	2,796	3,686	(123)	(2)
Manassas	VA	9/5/2013	—	546	3,401	—	546	3,401	3,947	(147)	(2)
Yuma	AZ	10/1/2013	12,428	1,897	16,275	18	1,897	16,293	18,190	(781)	(2)
Austin	TX	10/22/2013	—	1,017	6,527	—	1,017	6,527	7,544	(289)	(2)
Galesburg	IL	11/15/2013	—	300	903	—	300	903	1,203	(46)	(2)
Peru	IL	11/15/2013	—	869	4,438	—	869	4,438	5,307	(182)	(2)
Indianapolis	IN	11/15/2013	21,962	2,168	27,485	(37)	2,168	27,448	29,616	(1,057)	(2)
Waco	TX	11/21/2013	15,782	1,615	17,940	—	1,615	17,940	19,555	(589)	(2)
Upper Macungie	PA	12/23/2013	23,793	4,767	25,468	—	4,767	25,468	30,235	(1,154)	(2)
Vernon	CA	12/30/2013	—	3,317	4,837	—	3,317	4,837	8,154	(158)	(2)
Vernon	CA	12/30/2013	—	2,083	4,583	—	2,083	4,583	6,666	(173)	(2)
Des Plaines	IL	2/18/2014	2,608	1,110	3,905	—	1,110	3,905	5,015	(173)	(2)
Elgin	IL	4/23/2014	—	1,570	4,501	—	1,570	4,501	6,071	(96)	(2)
Harrisburg	PA	5/1/2014	—	1,825	5,516	—	1,825	5,516	7,341	(205)	(2)
Elk Grove Village	IL	5/20/2014	—	5,600	12,403	—	5,600	12,403	18,003	(267)	(2)
Tampa	FL	5/29/2014	—	1,830	6,159	—	1,830	6,159	7,989	(148)	(2)
Ames	IA	7/31/2014	17,342	2,600	19,900	—	2,600	19,900	22,500	(243)	(2)
Buford	GA	7/31/2014	16,354	3,520	18,168	—	3,520	18,168	21,688	(223)	(2)
Wilson	NC	7/31/2014	8,827	540	13,401	48	540	13,449	13,989	(146)	(2)
Arlington Heights	IL	8/19/2014	—	1,960	14,505	—	1,960	14,505	16,465	(165)	(2)
Bloomingdale	IL	9/19/2014	—	1,020	5,061	—	1,020	5,061	6,081	(35)	(2)
Kenosha	WI	9/24/2014	—	1,710	7,500	—	1,710	7,500	9,210	(64)	(2)
Worcester	MA	9/24/2014	—	1,430	17,789	—	1,430	17,789	19,219	(113)	(2)
Miami	FL	10/24/2014	—	3,980	6,376	—	3,980	6,376	10,356	(44)	(2)
Morrow	GA	11/25/2014	—	760	5,401	—	760	5,401	6,161	(16)	(2)
Puyallup	WA	12/2/2014	—	2,740	6,399	—	2,740	6,399	9,139	(16)	(2)
Rolling Meadows	IL	12/4/2014	—	3,240	6,705	—	3,240	6,705	9,945	(16)	(2)
Lewisville	TX	12/4/2014	—	1,530	4,971	—	1,530	4,971	6,501	(17)	(2)
Groveport	OH	12/4/2014	—	940	5,616	—	940	5,616	6,556	(20)	(2)
Midway	GA	12/8/2014	—	2,520	14,533	—	2,520	14,533	17,053	(40)	(2)
Buffalo Grove	IL	12/18/2014	—	1,110	2,724	—	1,110	2,724	3,834	—	(2)
Burr Ridge	IL	12/18/2014	—	1,260	2,423	—	1,260	2,423	3,683	—	(2)
Hamlet	NC	12/19/2014	—	260	10,382	—	260	10,382	10,642	—	(2)
Downers Grove	IL	12/23/2014	—	1,270	8,585	—	1,270	8,585	9,855	—	(2)
Bolingbrook	IL	12/23/2014	—	2,240	9,884	—	2,240	9,884	12,124	—	(2)
Office/Banking Center:
Emmaus	PA	6/6/2013	—	407	986	—	407	986	1,393	(83)	(2)
Calabash	SC	6/6/2013	—	187	290	—	187	290	477	(32)	(2)
Morristown	NJ	8/1/2013	—	2,236	3,841	—	2,236	3,841	6,077	(433)	(2)
St. Louis	MO	5/15/2014	—	1,200	295	55	1,200	350	1,550	(15)	(2)
Nashville	TN	5/20/2014	—	2,850	8,913	—	2,850	8,913	11,763	(173)	(2)
Malvern	PA	6/30/2014	—	2,100	21,270	—	2,100	21,270	23,370	(430)	(2)
Parsippany	NJ	9/30/2014	—	1,800	2,154	—	1,800	2,154	3,954	(18)	(2)
Westlake Village	CA	12/22/2014	—	17,300	13,077	—	17,300	13,077	30,377	—	(2)
Office/Banking Center Properties - Bank of America Portfolio:
Phoenix	AZ	6/9/2014	—	—	10,556	—	—	10,556	10,556	(225)	(2)
Phoenix	AZ	6/9/2014	—	—	27,106	95	—	27,201	27,201	(494)	(2)
Phoenix	AZ	6/9/2014	—	—	5,241	—	—	5,241	5,241	(132)	(2)
Phoenix	AZ	6/9/2014	—	—	10,983	—	—	10,983	10,983	(231)	(2)
Mesa	AZ	6/9/2014	—	493	2,499	—	493	2,499	2,992	(71)	(2)
Phoenix	AZ	6/9/2014	—	—	19,290	—	—	19,290	19,290	(359)	(2)
Long Beach	CA	6/9/2014	—	685	674	—	685	674	1,359	(43)	(2)
Fresno	CA	6/9/2014	—	368	1,628	—	368	1,628	1,996	(69)	(2)
Fresno	CA	6/9/2014	—	359	2,260	—	359	2,260	2,619	(85)	(2)
Coronado	CA	6/9/2014	—	579	2,431	115	579	2,546	3,125	(82)	(2)
Bakersfield	CA	6/9/2014	—	456	1,437	—	456	1,437	1,893	(77)	(2)
Compton	CA	6/9/2014	—	625	605	—	625	605	1,230	(32)	(2)
El Segundo	CA	6/9/2014	—	1,233	685	—	1,233	685	1,918	(51)	(2)
Escondido	CA	6/9/2014	—	812	3,138	—	812	3,138	3,950	(99)	(2)
Fresno	CA	6/9/2014	—	492	2,263	—	492	2,263	2,755	(109)	(2)
Gardena	CA	6/9/2014	—	1,201	1,003	—	1,201	1,003	2,204	(61)	(2)
Glendale	CA	6/9/2014	—	1,548	4,786	—	1,548	4,786	6,334	(241)	(2)
Ontario	CA	6/9/2014	—	1,609	6,342	—	1,609	6,342	7,951	(173)	(2)
Newport Beach	CA	6/9/2014	—	1,481	2,335	—	1,481	2,335	3,816	(108)	(2)
Los Angeles	CA	6/9/2014	—	1,242	883	—	1,242	883	2,125	(40)	(2)
Lynwood	CA	6/9/2014	—	684	806	—	684	806	1,490	(57)	(2)
North Hollywood	CA	6/9/2014	—	1,793	2,025	—	1,793	2,025	3,818	(108)	(2)
Sacramento	CA	6/9/2014	—	838	1,601	—	838	1,601	2,439	(91)	(2)
Sacramento	CA	6/9/2014	—	498	741	—	498	741	1,239	(48)	(2)
Los Angeles	CA	6/9/2014	—	641	630	—	641	630	1,271	(38)	(2)
Pomona	CA	6/9/2014	—	1,046	3,381	—	1,046	3,381	4,427	(134)	(2)
Riverside	CA	6/9/2014	—	1,753	3,437	—	1,753	3,437	5,190	(152)	(2)
Salinas	CA	6/9/2014	—	941	1,558	—	941	1,558	2,499	(94)	(2)
San Bernadino	CA	6/9/2014	—	581	2,926	—	581	2,926	3,507	(144)	(2)
Santa Barbara	CA	6/9/2014	—	1,676	2,016	—	1,676	2,016	3,692	(102)	(2)
Santa Maria	CA	6/9/2014	—	613	2,284	—	613	2,284	2,897	(96)	(2)
Mission Hills	CA	6/9/2014	—	583	827	—	583	827	1,410	(50)	(2)
Bakersfield	CA	6/9/2014	—	765	1,600	—	765	1,600	2,365	(106)	(2)
Sunnyvale	CA	6/9/2014	—	2,808	2,860	—	2,808	2,860	5,668	(118)	(2)
Torrance	CA	6/9/2014	—	882	717	33	882	750	1,632	(52)	(2)
Ventura	CA	6/9/2014	—	840	1,870	—	840	1,870	2,710	(90)	(2)
Long Beach	CA	6/9/2014	—	346	939	—	346	939	1,285	(42)	(2)
Tampa	FL	6/9/2014	—	3,366	10,089	44	3,366	10,133	13,499	(338)	(2)
Clearwater	FL	6/9/2014	—	581	2,168	—	581	2,168	2,749	(81)	(2)
Jacksonville	FL	6/9/2014	—	3,667	26,983	162	3,667	27,145	30,812	(523)	(2)
Jacksonville	FL	6/9/2014	—	2,043	9,695	150	2,043	9,845	11,888	(188)	(2)
Jacksonville	FL	6/9/2014	—	1,961	9,505	—	1,961	9,505	11,466	(202)	(2)
Jacksonville	FL	6/9/2014	—	3,068	14,503	—	3,068	14,503	17,571	(302)	(2)
Jacksonville	FL	6/9/2014	—	1,896	10,406	—	1,896	10,406	12,302	(205)	(2)
Jacksonville	FL	6/9/2014	—	4,648	25,902	—	4,648	25,902	30,550	(575)	(2)
Jacksonville	FL	6/9/2014	—	2,099	9,646	—	2,099	9,646	11,745	(197)	(2)
Jacksonville	FL	6/9/2014	—	403	1,099	—	403	1,099	1,502	(41)	(2)
Jacksonville	FL	6/9/2014	—	27	432	—	27	432	459	(9)	(2)
Jacksonville	FL	6/9/2014	—	425	1,757	—	425	1,757	2,182	(50)	(2)
Hialeah	FL	6/9/2014	—	833	769	—	833	769	1,602	(57)	(2)
Port Charlotte	FL	6/9/2014	—	248	923	18	248	941	1,189	(43)	(2)
Jacksonville	FL	6/9/2014	—	444	643	—	444	643	1,087	(31)	(2)
Miami Lakes	FL	6/9/2014	—	4,991	5,751	180	4,991	5,931	10,922	(157)	(2)
Tampa	FL	6/9/2014	—	1,215	1,871	—	1,215	1,871	3,086	(85)	(2)
Savannah	GA	6/9/2014	—	638	2,233	—	638	2,233	2,871	(86)	(2)
Overland Park	KS	6/9/2014	—	335	1,077	—	335	1,077	1,412	(73)	(2)
Annapolis	MD	6/9/2014	—	483	2,162	—	483	2,162	2,645	(69)	(2)
Baltimore	MD	6/9/2014	—	483	1,821	147	483	1,968	2,451	(76)	(2)
Richland	MO	6/9/2014	—	143	1,318	—	143	1,318	1,461	(42)	(2)
Springfield	MO	6/9/2014	—	648	1,178	—	648	1,178	1,826	(75)	(2)
Springfield	MO	6/9/2014	—	—	1,003	—	—	1,003	1,003	(71)	(2)
Albuquerque	NM	6/9/2014	—	812	1,861	—	812	1,861	2,673	(94)	(2)
Carrollton	TX	6/9/2014	—	543	609	—	543	609	1,152	(40)	(2)
Houston	TX	6/9/2014	—	417	2,542	—	417	2,542	2,959	(66)	(2)
Mission	TX	6/9/2014	—	315	961	—	315	961	1,276	(44)	(2)
Bellingham	WA	6/9/2014	—	661	2,344	—	661	2,344	3,005	(96)	(2)
Spokane	WA	6/9/2014	—	477	7,408	—	477	7,408	7,885	(351)	(2)
Specialty:
Hutchins	TX	6/27/2013	24,902	10,867	40,104	—	10,867	40,104	50,971	(3,876)	(2)
Franklin Park	IL	11/21/2013	—	4,512	2,457	—	4,512	2,457	6,969	(144)	(2)
Chicago	IL	11/22/2013	—	3,070	1,983	25	3,070	2,008	5,078	(158)	(2)
Medley	FL	8/27/2014	—	6,982	583	—	6,982	583	7,565	(39)	(2)
Medley	FL	8/27/2014	—	3,515	1,110	—	3,515	1,110	4,625	(37)	(2)
Medley	FL	8/27/2014	—	4,169	350	—	4,169	350	4,519	(23)	(2)
Santa Clara	CA	9/11/2014	—	14,530	1,577	—	14,530	1,577	16,107	(28)	(2)
			$158,061	$239,503	$805,074	$23,043	$239,503	$828,117	$1,067,620	$(27,598)

(1)	Encumbrances represent balances at 12/31/2014 of mortgage notes payable that are collateralized by the property for which they are noted.

(2)

The Company computes depreciation expense using the straight-line method over the shorter of the estimated useful life at acquisition of the capitalized item or 40 years for buildings, five to ten years for building equipment and fixtures, and the lesser of the useful life or the remaining lease term for tenant improvements and leasehold interests.

(3)	The aggregate cost basis of land, building and improvements, before depreciation, for Federal income tax purposes at December 31, 2014 was $1,109,824.

Set forth below is a rollforward of the carrying values for our real estate investments classified as held for investment:

	Years Ended December 31,
	2014	2013	2012
Investment in real estate:
Balance at beginning of year	$337,712	$23,159	$68,690
Improvements	15,202	7,824	1,203
Business acquisitions	714,706	306,729	39,202
Change in held for sale	—	37,667	(7,519)
Impairments	—	—	(22,637)
Property sales	—	(37,667)	(55,780)
Balance at end of year	$1,067,620	$337,712	$23,159
Accumulated depreciation:
Balance at beginning of year	$4,247	$50	$2,983
Depreciation expense	23,351	4,197	1,022
Change in held for sale	—	2,966	(2,468)
Property sales	—	(2,966)	(1,487)
Balance at end of year	$27,598	$4,247	$50